As filed with the Securities and Exchange Commission on November 26, 2014

UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-08360

GUINNESS ATKINSON FUNDS
(Exact name of registrant as specified in charter)

21550 Oxnard Street, Suite 850
Woodland Hills, California 91367
 (Address of principal executive offices) (Zip code)

James J. Atkinson, Jr.
21550 Oxnard Street, Suite 850
Woodland Hills, California 91367
 (Name and address of agent for service)

Copies to:
Susan Penry-Williams, Esq.
Kramer, Levin, Naftalis & Frankel LLP
1177 Avenue of the Americas
New York, NY 10036

Registrant’s telephone number, including area code: (800) 915-6566

Date of fiscal year end: December 31, 2014

Date of reporting period: September 30, 2014

Item 1. Schedule of Investments.

GUINNESS ATKINSON ALTERNATIVE ENERGY FUND
Schedule of Investments
at September 30, 2014 (Unaudited)

Shares	Common Stocks: 102.1%	Value

	Biofuel: 3.3%
34,900	Cosan SA Industria e Comercio	$560,909
2,126,280	Maple Energy PLC*	107,719
		668,628

	Efficiency: 11.1%
146,000	Applied Intellectual Capital Ltd.*†^	-
76,099	Carmanah Technologies Corp.*	173,948
32,240	CENTROTEC Sustainable AG	620,587
26,960	Nibe Industrier AB - B Shares	680,725
838,000	Wasion Group Holdings Ltd.	771,644
		2,246,904

	Geothermal: 3.6%
27,759	Ormat Technologies Inc.	729,229

	Hydro: 10.3%
85,304	Cia Energetica de Minas Gerais - ADR	531,444
27,750	Iniziative Bresciane - Inbre - SpA*	809,651
37,890	Verbund AG	763,083
		2,104,178

	Solar: 30.8%
18,400	Canadian Solar Inc.*	658,168
417,000	China Singyes Solar Technologies Holdings Ltd.	741,109
48,900	Enphase Energy Inc. *	733,011
78,700	JA Solar Holdings Co., Ltd.*	727,975
23,800	Jinkosolar Holdings Co-ADR*	654,262
249,900	Renesola Ltd. - ADR*	749,700
19,450	SunPower Corp. - Class B*	658,966
59,720	Trina Solar Ltd. - ADR*	720,820
202,200	Yingli Green Energy Holding Co., Ltd. - ADR*	628,842
		6,272,853
	Wind: 43.0%
8,560	Acciona S.A.	640,705
58,587	Boralex Inc. - Class A	687,382
4,662,000	China Datang Corp. Renewable Power Co. Ltd. - H Shares	612,406
666,000	China Longyuan Power Group Corp. - H Shares	651,003
2,449,000	China Suntien Green Energy Corp. Ltd. - H Shares	611,868

See accompanying Notes to Schedule of Investments.

GUINNESS ATKINSON ALTERNATIVE ENERGY FUND
Schedule of Investments
at September 30, 2014 (Unaudited)

Shares	Common Stocks: 102.1%	Value

	Wind: 43.0% - Continued
99,570	EDP Renovaveis SA	$690,437
270,770	Enel Green Power SpA	692,888
212,941	Good Energy Group PLC	728,387
325,080	Greentech Energy Systems*	548,828
1,792,000	Huaneng Renewables Corp. Ltd. - H Shares	588,498
627,823	Mytrah Energy Ltd.*	904,560
228,800	Northern Power Systems Corp.*	817,179
513,578	Theolia SA*	577,324
		8,751,465

	Total Common Stocks	20,773,257
	(cost $27,930,113)

	Total Investments in Securities	20,773,257
	(cost $ $27,930,113): 102.1%

	Liabilities in Excess of Other Assets: (2.1%)	(425,513)

	Net Assets: 100.0%	$20,347,744

*	Non-income producing security.
†	Illiquid. Illiquid securities represent 0.0% of net assets.
^	Fair value under direction of the Board of Trustees. Fair valued securities represent 0.0% of net assets.
ADR -	American Depository Receipt

See accompanying Notes to Schedule of Investments.

GUINNESS ATKINSON ASIA FOCUS FUND
Schedule of Investments
at September 30, 2014 (Unaudited)

Shares	Common Stocks: 102.5%	Value

	China: 40.6%
94,000	AAC Technologies Holdings Inc.	$545,973
171,000	Anhui Conch Cement Co Ltd. - H Shares	546,154
739,000	China Construction Bank Corp. - H Shares	517,738
1,014,000	China Lesso Group Holdings Ltd.	505,377
280,000	China Merchants Bank Co Ltd. - H Shares	478,876
419,000	CNOOC Ltd.	718,762
606,000	China Minsheng Banking Corp Ltd. - H Shares	554,113
599,200	db x-trackers CSI300 Index ETF	427,512
338,000	Dongfeng Motor Group Co., Ltd. - H Shares	555,436
490,000	Lenovo Group Ltd.	729,493
562,000	PetroChina Co Ltd. - H Shares	720,156
696,000	Shenzhen Expressway Co Ltd. - H Shares	467,893
521,000	Soho China Ltd.	377,087
9,800	Sohu.com Inc.*	492,254
32,500	Tencent Holdings Ltd.	483,429
134,000	Weichai Power Co., Ltd. - H Shares	484,066
		8,604,319

	Hong Kong: 12.4%
380,000	Chen Hsong Holdings	104,239
86,000	Galaxy Entertainment Group Ltd.	499,507
322,000	Global Brands Group Holding Ltd.*	70,912
39,398	HSBC Holdings PLC	403,628
484,000	Kunlun Energy Co Ltd.	698,120
407,000	Li & Fung Ltd.	462,306
532,000	NagaCorp Ltd.	380,937
		2,619,649

	Indonesia: 3.0%
129,000	Indo Tambangraya Megah PT	274,992
1,133,000	Vale Indonesia Tbk	348,687
		623,679

	Malaysia: 6.7%
439,000	DiGi.Com Bhd	782,853
170,000	UMW Holdings Bhd	635,330
		1,418,183

See accompanying Notes to Schedule of Investments.

GUINNESS ATKINSON ASIA FOCUS FUND
Schedule of Investments
at September 30, 2014 (Unaudited)

Shares	Common Stocks: 102.5%	Value

	South Korea: 7.4%
3,062	Hyundai Mobis	$745,732
736	Samsung Electronics Co., Ltd.	825,799
		1,571,531

	Taiwan: 15.6%
66,000	Catcher Technology Co., Ltd.	611,844
14,000	Largan Precision Co., Ltd.	1,003,304
136,000	Novatek Microelectronics Corp.	672,858
2	Shin Zu Shing Co., Ltd.	5
257,000	Taiwan Semiconductor Manufacturing Co., Ltd.	1,013,823
		3,301,834

	Thailand: 16.8%
127,500	Electricity Generating PCL/Foreign	648,805
259,000	Glow Energy PCL/Foreign	760,825
2,000,000	Jasmine International PCL/Foreign	413,261
824,000	LPN Development PCL/Foreign	551,451
113,198	PTT Exploration & Production PCL/Foreign	558,572
56,700	PTT PCL/Foreign	629,514
		3,562,428

	Total Common Stocks	21,701,623
	(cost $17,014,447)

	Total Investments in Securities	21,701,623
	(cost $17,014,447): 102.5%

	Liabilities in Excess of Other Assets: (2.5%)	(525,565)

	Net Assets: 100.0%	$21,176,058

*	Non-income producing security.
ADR -	American Depository Receipt

See accompanying Notes to Schedule of Investments.

GUINNESS ATKINSON ASIA PACIFIC DIVIDEND FUND
Schedule of Investments
at September 30, 2014 (Unaudited)

Shares	Common Stocks: 101.7%	Value

	Australia: 10.4%
31,940	Henderson Group PLC	$106,267
16,300	iiNET Ltd.	116,170
6,890	JB Hi-Fi Ltd.	92,901
7,250	Sonic Healthcare Ltd.	111,339
		426,677

	China: 27.8%
19,000	AAC Technologies Holdings Inc	110,356
153,000	China Construction Bank Corp. - H Shares	107,191
169,000	China Lilang Ltd.	118,618
61,500	China Merchants Bank Co., Ltd. - H Shares	105,182
131,400	China Minsheng Banking Corp. Ltd. - H Shares	120,149
9,500	China Mobile Ltd.	109,806
650	CNOOC Ltd. - ADR	112,151
171,000	Industrial & Commercial Bank of China Ltd. - H Shares	106,588
41,000	Shenzhou International Group Holdings Ltd.	132,005
126,000	Yangzijiang Shipbuilding Holdings Ltd.	116,548
		1,138,594

	Hong Kong: 19.7%
38,000	BOC Hong Kong Holdings Ltd.	121,123
80,000	Global Brands Group Holdings Ltd.*	17,618
154,000	Huabao International Holdings Ltd.	118,799
80,000	Li & Fung Ltd.	90,871
21,000	Link REIT/The	121,026
38,000	Luk Fook Holdings International Ltd.	110,356
148,000	NagaCorp Ltd.	105,975
100,000	Pacific Textiles Holdings Ltd.	123,505
		809,273

	Japan: 3.2%
1,900	Relo Holdings Inc.	131,471

	Malaysia: 2.8%
64,900	DiGi.Com Bhd	115,734

See accompanying Notes to Schedule of Investments.

GUINNESS ATKINSON ASIA PACIFIC DIVIDEND FUND
Schedule of Investments
at September 30, 2014 (Unaudited)

Shares	Common Stocks: 101.7%	Value

	Singapore: 5.3%
62,000	Ascendas Real Estate Investment Trust	$109,352
72,000	CapitaMall Trust	107,800
		217,152

	South Korea: 2.9%
1,350	KT&G Corp.	120,896

	Taiwan: 17.5%
12,000	Asustek Computer Inc.	114,400
14,000	Catcher Technology Co., Ltd.	129,785
38,080	Hon Hai Precision Industry Co., Ltd.	120,176
23,000	Novatek Microelectronics Corp.	113,792
6,000	St Shine Optical Co., Ltd.	128,207
28,000	Taiwan Semiconductor Manufacturing Co., Ltd.	110,455
		716,815
	Thailand: 9.1%
58,900	Delta Electronics Thailand PCL/Foreign	112,623
196,800	LPN Development PCL/Foreign	131,706
11,800	PTT PCL/Foreign	131,010
		375,339

	United States: 3.0%
1,640	QUALCOMM Inc.	122,623

	Total Common Stocks	4,174,574
	(cost $3,736,214)

	Total Investments in Securities	4,174,574
	(cost $3,736,214): 101.7%

	Liabilities in Excess of Other Assets: (1.7%)	(71,569)

	Net Assets: 100.0%	$4,103,005

*	Non-income producing security.
ADR -	American Depository Receipt

See accompanying Notes to Schedule of Investments.

GUINNESS ATKINSON CHINA & HONG KONG FUND
Schedule of Investments
at September 30, 2014 (Unaudited)

Shares	Common Stocks: 100.9%	Value

	Airlines: 2.4%
1,187,000	Cathay Pacific Airways Ltd.	$2,186,018

	Apparel Manufacturers: 0.4%
1,496,000	Global Brands Group Holding Ltd. *	329,454

	Auto/Truck Parts & Equipment: 3.0%
750,120	Weichai Power Co., Ltd. - H Shares	2,709,758

	Auto - Cars/Light Trucks: 5.7%
1,600,000	Dongfeng Motor Group Co., Ltd. - H Shares	2,629,285
5,975,000	Geely Automobile Holdings Ltd.	2,500,853
		5,130,138

	Building Products: 4.7%
733,000	Anhui Conch Cement Co., Ltd. - H Shares	2,341,114
3,793,000	China Lesso Group Holdings Ltd.	1,890,431
		4,231,545
	Casino Hotels: 4.1%
397,000	Galaxy Entertainment Group Ltd.	2,305,866
1,862,000	NagaCorp. Ltd.	1,333,280
		3,639,146

	Cellular Telecommunications: 2.3%
181,500	China Mobile Ltd.	2,097,867

	Coal: 2.2%
689,000	China Shenhua Energy Co Ltd. - H Shares	1,921,074

	Commercial Banks: 19.1%
1,001,000	BOC Hong Kong Holdings Ltd.	3,190,628
4,763,670	China Construction Bank Corp. - H Shares	3,337,394
1,379,000	China Merchants Bank Co., Ltd. - H Shares	2,358,464
2,988,000	China Minsheng Banking Corp. Ltd.	2,732,158
117,681	Dah Sing Financial Holdings Ltd.	715,345
140,810	HSBC Holdings PLC	1,442,582
5,386,330	Industrial & Commercial Bank of China Ltd. - H Shares	3,357,417
		17,133,988

See accompanying Notes to Schedule of Investments.

GUINNESS ATKINSON CHINA & HONG KONG FUND
Schedule of Investments
at September 30, 2014 (Unaudited)

Shares	Common Stocks: 100.9%	Value

	Computers: 7.8%
86,500	ChinaCache International Holdings Ltd. - ADR*	$1,191,970
3,883,000	Lenovo Group Ltd.	5,780,856
		6,972,826

	Distribution/Wholesale: 1.9%
1,496,000	Li & Fung Ltd.	1,699,288

	Electronic Component - Miscellaneous: 3.7%
565,000	AAC Technologies Holdings Inc.	3,281,647

	Exchange Traded Funds (ETFs): 2.7%
3,443,900	db x-trackers CSI300 INDEX ETF	2,457,125

	Gas - Distribution: 3.8%
397,000	Beijing Enterprises Holdings Ltd.	3,402,558

	Internet Application Software: 5.5%
329,500	Tencent Holdings Ltd.	4,901,222

	Internet Content - Entertainment: 5.6%
58,775	NetEase Inc. - ADR	5,034,666

	Machinery - General Industries: 0.7%
2,430,000	Chen Hsong Holdings	666,581

	Oil Company - Integrated: 3.9%
2,720,000	PetroChina Co., Ltd. - H Shares	3,485,450

	Oil Company - Exploration & Production: 8.0%
2,431,000	CNOOC Ltd.	4,170,193
2,068,000	Kunlun Energy Co., Ltd.	2,982,878
		7,153,071

	Public Thoroughfares: 2.0%
2,610,000	Shenzhen Expressway Co., Ltd. - H Shares	1,754,599

See accompanying Notes to Schedule of Investments.

GUINNESS ATKINSON CHINA & HONG KONG FUND
Schedule of Investments
at September 30, 2014 (Unaudited)

Shares	Common Stocks: 100.9%	Value

	Real Estate Operations/Development: 2.3%
2,769,000	Soho China Ltd.	$2,004,131

	Retail - Automobile: 2.6%
3,100,000	Baoxin Auto Group Ltd.	2,323,548

	Shipbuilding: 1.4%
1,396,000	Yangzijiang Shipbuilding Holdings Ltd.	1,291,275

	Telecommunication Equipment: 3.1%
221,800	VTech Holdings Ltd.	2,736,491

	Web Portals/ISP: 2.0%
35,250	Sohu.com Inc.*	1,770,608

	Total Common Stocks	90,314,074
	(costs $69,533,553)

	Total Investments in Securities	90,314,074
	(costs $69,533,553): 100.9%

	Liabilities in Excess of Other Assets: (0.9%)	(787,304)

	Net Assets: 100.0%	$89,526,770

*	Non-income producing security.
ADR -	American Depository Receipt

See accompanying Notes to Schedule of Investments.

GUINNESS ATKINSON GLOBAL ENERGY FUND
Schedule of Investments
at September 30, 2014 (Unaudited)

Shares	Common Stocks: 99.2%	Value

	Energy - Alternate Sources: 3.2%
171,620	JA Solar Holdings Co. Ltd. - ADR*	$1,587,485
121,300	Trina Solar Ltd. - ADR*	1,464,091
		3,051,576

	Machinery - General Industries: 0.1%
182,956	Shandong Molong Petroleum Machinery Co., Ltd. - H Shares	117,339

	Oil & Gas - Drilling: 0.2%
3,124,988	Cluff Natural Resources PLC*	196,309

	Oil & Gas - Exploration & Production: 42.2%
35,309	Apache Corp.	3,314,456
322,100	Bankers Petroleum Ltd.*	1,550,175
48,600	Bill Barrett Corp*	1,071,144
83,400	Canadian Natural Resources Ltd.	3,240,086
30,070	Carrizo Oil & Gas Inc.*	1,618,367
137,700	Chesapeake Energy Corp.	3,165,723
47,000	Devon Energy Corp.	3,204,460
179,070	Dragon Oil PLC	1,731,625
988,710	EnQuest PLC*	1,756,709
575,230	JKX Oil & Gas PLC*	449,945
84,686	Newfield Exploration Co.*	3,139,310
46,770	Noble Energy Inc.	3,197,197
33,600	Occidental Petroleum Corp.	3,230,640
46,199	Ophir Energy PLC*	171,734
37,200	QEP Resources Inc.	1,145,016
8,042	Seventy Seven Energy Inc.*	190,917
1,890,000	Sino Gas & Energy Holdings Ltd.*	347,506
249,550	SOCO International PLC	1,541,356
51,800	Stone Energy Corp.*	1,624,448
25,000	Triangle Petroleum Corp.*	275,250
119,408	Trinity Exploration & Production PLC*	135,988
48,500	Ultra Petroleum Corp.*	1,128,110
56,897	Unit Corp.*	3,337,009
254,740	WesternZagros Resources Ltd.*	175,142
		40,742,313

See accompanying Notes to Schedule of Investments.

GUINNESS ATKINSON GLOBAL ENERGY FUND
Schedule of Investments
at September 30, 2014 (Unaudited)

Shares	Common Stocks: 99.2%	Value

	Oil & Gas - Field Services: 13.5%
50,800	Halliburton Co.	$3,277,108
136,480	Helix Energy Solutions Group, Inc.*	3,010,749
270,610	John Wood Group PLC	3,331,901
68,100	ShawCor Ltd. DL	3,435,555
		13,055,313
	Oil & Gas - Integrated: 36.6%
438,260	BP PLC	3,221,675
138,990	ENI SpA	3,312,671
34,100	Exxon Mobil Corp.	3,207,105
455,100	Gazprom OAO - ADR	3,203,904
34,043	Hess Corp.	3,210,936
93,328	OMV AG	3,140,875
2,421,000	PetroChina Co., Ltd. - H Shares	3,102,307
84,690	Royal Dutch Shell PLC - Class A	3,243,813
119,730	Statoil ASA	3,264,982
88,176	Suncor Energy, Inc.	3,191,011
51,110	Total SA	3,321,346
		35,420,625
	Oil Refining & Marketing: 3.4%
71,699	Valero Energy, Corp.	3,317,513

	Total Common Stocks	95,900,988
	(cost $88,352,279): 99.2%

	Warrants: 0.0%
829,161	Cluff Natural Resources, Expiration 5/22/15, Excerise price £0.10*†^	-
	Total Warrants
	(cost $0)

	Total Investments in Securities	95,900,988
	(cost $88,352,279): 99.2%

	Other Assets less Liabilities: 0.8%	736,564

	Net Assets: 100.0%	$96,637,552

*	Non-income producing security.
†	Illiquid. Illiquid securities represent 0.0% of net assets.
^	Fair value under direction of the Board of Trustees. Fair valued securities represent 0.0% of net assets.
ADR -	American Depository Receipt

See accompanying Notes to Schedule of Investments.

GUINNESS ATKINSON GLOBAL INNOVATORS FUND
Schedule of Investments
at September 30, 2014 (Unaudited)

Shares	Common Stocks: 98.5%	Value

	Aerospace/Defense: 3.3%
34,490	Boeing Co.	$4,393,336

	Application Software: 6.6%
63,070	Check Point Software Technologies Ltd.*	4,366,967
117,770	PTC Inc.*	4,345,713
		8,712,680

	Cable/Satellite TV: 3.2%
77,890	Comcast Corp. - Class A	4,188,924

	Commercial Banks: 3.3%
53,260	Capital One Financial Corp.	4,347,081

	Commercial Services: 3.3%
138,720	H&R Block, Inc.	4,301,707

	Computers: 6.4%
2,872,000	Lenovo Group Ltd.	4,275,719
314,010	Xerox Corp.	4,154,352
		8,430,071

	Distribution/Wholesale: 3.2%
3,742,000	Li & Fung Ltd.	4,250,493

	Diversified Manufacturing Operations: 3.3%
56,380	Danaher Corp.	4,283,752

	E-Commerce/Products: 3.6%
84,720	eBay, Inc.*	4,797,694

	Electronic Components - Semiconductor: 9.9%
127,530	Intel Corp.	4,440,595
229,675	NVIDIA Corp.	4,237,504
7,720	Samsung Electronics Co., Ltd.	4,327,060
		13,005,159

	Electronics - Military: 6.6%
37,960	L-3 Communications Holdings Inc.	4,514,203
148,200	Ultra Electronics Holdings PLC	4,254,879
		8,769,082

See accompanying Notes to Schedule of Investments.

GUINNESS ATKINSON GLOBAL INNOVATORS FUND
Schedule of Investments
at September 30, 2014 (Unaudited)

Shares	Common Stocks: 98.5%	Value

	Enterprise Software/Services: 3.2%
110,950	Oracle Corp.	$4,247,166

	Fiduciary Banks: 3.3%
59,694	State Street Corp.	4,394,075

	Finance - Investment Bank/Broker: 3.3%
132,360	TD Ameritrade Holding Corp.	4,416,853

	Finance - Other Services: 3.4%
23,270	IntercontinentalExchange, Inc.	4,538,814

	Machinery: 3.2%
28,940	Roper Industries, Inc.	4,233,633

	Medical - Biomedical: 6.8%
177,265	Cisco Systems Inc.	4,461,760
42,230	Gilead Sciences, Inc.*	4,495,384
		8,957,144

	Oil - Integrated: 6.5%
94,620	BP PLC - ADR	4,158,549
42,860	Schlumberger Ltd.	4,358,433
		8,516,982

	Power Conversion/Supply Equipment: 3.2%
55,300	Schneider Electric	4,246,700

	Publishing - Newspapers: 3.1%
137,150	Gannett Co, Inc.	4,069,241

	Semiconductor: 9.8%
197,490	Applied Materials Inc.	4,267,759
57,150	QUALCOMM Inc.	4,273,106
214,229	Taiwan Semiconductor Manufacturing Co., Ltd. - ADR	4,323,141
		12,864,006

See accompanying Notes to Schedule of Investments.

GUINNESS ATKINSON GLOBAL INNOVATORS FUND
Schedule of Investments
at September 30, 2014 (Unaudited)

Shares	Common Stocks: 98.5%	Value

Total Common Stocks	$129,964,593
(cost $117,989,576)

Total Investments in Securities	129,964,593
(cost $117,989,576) - 98.5%

Other Assets less Liabilities - 1.5%	2,012,975

Net Assets: 100.0%	$131,977,568

*	Non-income producing security.
ADR -	American Depository Receipt
GDR -	Global Depository Receipt

See accompanying Notes to Schedule of Investments.

GUINNESS ATKINSON INFLATION MANAGED DIVIDEND FUND™
Schedule of Investments
at September 30, 2014 (Unaudited)

Shares	Common Stocks: 97.5%	Value

	Australia: 2.8%
9,430	Sonic Healthcare Ltd.	$144,818

	China: 2.9%
890	CNOOC Ltd. - ADR	153,561

	France: 8.0%
2,030	Danone SA	135,892
1,720	Schneider Electric SA	132,085
2,290	Total SA	148,814
		416,791
	Germany: 2.8%
2,130	Deutsche Boerse AG	143,474

	Hong Kong: 5.5%
2,970	China Mobile Ltd. - ADR	174,487
100,000	Li & Fung Ltd.	113,589
		288,076

	Israel: 2.9%
2,810	Teva Pharmaceutical Industries Ltd. - ADR	151,037

	Italy: 2.5%
5,560	ENI SpA	132,516

	Netherlands: 2.8%
3,760	Royal Dutch Shell PLC - Class A	144,016

	South Africa: 2.9%
13,300	Vodacom Group Ltd.	153,243

	United Kingdom: 22.6%
19,340	Aberdeen Asset Management PLC	125,568
21,750	BAE Systems PLC	166,250
25,736	ICAP PLC	161,588
3,400	Imperial Tobacco Group PLC	146,836
16,700	Meggitt PLC	122,154
1,820	Reckitt Benckiser Group PLC	157,850
3,440	Unilever PLC	144,158
3,670	Willis Group Holdings PLC	151,938
		1,176,342

See accompanying Notes to Schedule of Investments.

GUINNESS ATKINSON INFLATION MANAGED DIVIDEND FUND™
Schedule of Investments
at September 30, 2014 (Unaudited)

Shares	Common Stocks: 97.5%	Value

	United States: 41.8%
2,930	AbbVie Inc.	$169,237
2,450	Aflac Inc.	142,712
3,370	Arthur J Gallagher & Co.	152,863
5,870	Cisco Systems Inc.	147,748
3,730	Coca-Cola Co/The	159,122
1,330	General Dynamics Corp.	169,030
4,910	H&R Block Inc.	152,259
1,830	Illinois Tool Works Inc.	154,489
1,530	Johnson & Johnson	163,083
1,290	L-3 Communications Holdings Inc.	153,407
4,310	Mattel Inc.	132,102
2,700	Merck & Co., Inc.	160,056
3,510	Microsoft Corp.	162,724
1,930	Procter & Gamble Co/The	161,618
		2,180,450

	Total Common Stocks	5,084,324
	(cost $4,649,503)

	Total Investments in Securities	5,084,324
	(cost $4,649,503) - 97.5%

	Other Assets less Liabilities - 2.5%	131,713

	Net Assets: 100.0%	$5,216,037

ADR -	American Depository Receipt

See accompanying Notes to Schedule of Investments.

GUINNESS ATKINSON RENMINBI YUAN & BOND FUND
Schedule of Investments
at September 30, 2014 (Unaudited)

Principal Amount (CNH)	Corporate Bonds: 93.5%	Value

	Auto-Cars/Light Trucks: 8.2%
21,000,000	Renault S.A., 5.625%, 10/10/14	$3,399,440
18,000,000	Volkswagen International Finance NV, 2.150%, 05/23/16	2,882,129
4,000,000	Volkswagen International Finance NV, 3.750%, 11/30/17	658,957
9,000,000	Volvo Treasury AB, 3.800%, 11/22/15	1,464,655
		8,405,181

	Cellular Telecommunication: 6.0%
18,000,000	China Unicom Ltd., 4.000%, 04/16/17	2,900,117
20,000,000	Datang Telecom HK Co. Ltd., 5.500%, 09/29/17	3,223,091
		6,123,208

	Commerical Banks: 25.1%
8,000,000	Agriculture Bank of China Ltd., 3.200%, 11/28/15	1,293,229
15,000,000	Bank of China, 3.450%, 01/16/17	2,420,456
10,000,000	CCBL Funding PLC, 3.200%, 11/29/15	1,614,278
20,000,000	HSBC Bank PLC, 2.875%, 04/30/15	3,240,489
10,000,000	ICICI Bank Ltd., 4.900%, 09/21/15	1,619,364
20,000,000	ICICI Bank Ltd., 4.900%, 06/25/16	3,267,925
12,000,000	Industrial & Commercial Bank of China Ltd., 3.350%, 11/19/16	1,932,095
15,000,000	Industrial & Commercial Bank of China Ltd., 3.350%, 9/23/16	2,426,903
11,000,000	Industrial & Commercial Bank of China Ltd., 3.950%, 9/23/21	1,768,872
12,000,000	National Australia Bank Ltd., 2.400%, 06/18/15	1,936,247
15,000,000	Rabobank Nederland, 3.250%, 09/20/15	2,451,006
10,000,000	VTB Bank OJSC via VTB Capital SA, 4.500%, 10/30/15	1,578,715
		25,549,579

	Electric - Integrated: 4.3%
5,000,000	China Datang Corp., 3.600%, 04/25/16	801,033
22,000,000	China Guangdong, 3.750%, 11/01/15	3,560,166
		4,361,199

	Finance-Investment Bank/Broker: 2.3%
15,000,000	Banco BTG Pactual SA, 4.100%, 03/26/16	2,396,154

See accompanying Notes to Schedule of Investments.

GUINNESS ATKINSON RENMINBI YUAN & BOND FUND
Schedule of Investments
at September 30, 2014 (Unaudited)

Principal Amount (CNH)	Corporate Bonds: 93.5%	Value

	Finance - Leasing Company: 10.9%
20,000,000	BOC Aviation Pte. Ltd., 4.500%, 11/20/18	$3,298,167
20,000,000	Cagamas Global 3.700%, 09/22/17	3,239,944
8,000,000	Far East Horizon Ltd., 5.450%, 12/11/16	1,312,101
20,000,000	Unican Ltd., 5.600%, 09/18/17	3,226,204
		11,076,416

	Industrial Gases: 5.6%
35,000,000	Air Liquide Finance SA, 3.000%, 09/19/16	5,660,595

	Investment Management/Advisor Service: 1.6%
10,000,000	Starway Assets Enterprise, Inc., 4.100%, 01/22/17	1,620,683

	Life/Health Insurance: 1.9%
12,000,000	Value Success International, 4.000%, 11/21/16	1,947,805

	Machinery: 4.4%
18,000,000	Caterpillar Financial Services Corp., 3.250%, 06/26/15	2,919,935
10,000,000	Caterpillar Financial Services Corp., 2.950%, 03/03/16	1,617,950
		4,537,885

	Oil Company - Integrated: 1.6%
10,000,000	BP Capital Markets PLC, 3.650%, 02/28/19	1,628,964

	Real Estate Operator/Developer: 12.5%
15,000,000	Agile Property Holdings Ltd., 6.500%, 02/28/17	2,424,831
5,000,000	Central Plaza Development Ltd., 7.600%, 11/29/15	830,596
18,500,000	Global Logistic Properties Ltd., 3.375%, 05/11/16	2,970,674
30,000,000	New World China Land Ltd., 5.500%, 02/06/18	4,939,700
10,000,000	Yanlord Land HK Co. Ltd., 5.375%, 05/23/16	1,604,522
		12,770,323

	Sovereign: 4.0%
15,000,000	China Government Bond, 2.870%, 06/27/16	2,436,745
10,000,000	China Government Bond, 3.020%, 06/27/18	1,622,903
		4,059,648

See accompanying Notes to Schedule of Investments.

GUINNESS ATKINSON RENMINBI YUAN & BOND FUND
Schedule of Investments
at September 30, 2014 (Unaudited)

Principal Amount (CNH)	Corporate Bonds: 93.5%	Value

	Special Purpose Banks: 5.1%
15,000,000	China Develop Bank 3.600%, 09/19/19	$2,416,541
7,000,000	Export Import Bank of China/The, 3.350%, 06/18/17	1,131,195
10,000,000	Korea Development Bank/The, 3.300%, 06/21/15	1,624,398
		5,172,134

	Total Corporate Bonds	$95,309,774
	(cost $95,001,405): 93.5%

	Total Investments in Securities	95,309,774
	(cost $95,001,405): 93.5%

	China Yuan (Offshore): 5.6%	5,726,748
	Other Assets less Liabilities: 0.9%	875,257
	Net Assets: 100.0%	$101,911,779

See accompanying Notes to Schedule of Investments.

GUINNESS ATKINSONTM FUNDS
NOTES TO SCHEDULE OF INVESTMENTS – Unaudited
September 30, 2014

Note 1 – Organization
Guinness AtkinsonTM Funds (the “Trust”), was organized on April 28, 1997 as a Delaware business trust and registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. Currently, the Trust offers eight separate series: Guinness Atkinson Alternative Energy Fund (the “Alternative Energy Fund”), Guinness Atkinson Asia Focus Fund (the “Asia Focus Fund”), Guinness Atkinson Asia Pacific Dividend Fund (the “Asia Pacific Dividend Fund”), Guinness Atkinson China & Hong Kong Fund (the “China & Hong Kong Fund”), Guinness Atkinson Global Energy Fund (the “Global Energy Fund”), Guinness Atkinson Global Innovators Fund (the “Global Innovators Fund”), Guinness Atkinson Inflation Managed Dividend FundTM (the “Inflation Managed Dividend FundTM”) and Guinness Atkinson Renminbi Yuan & Bond Fund (the “Renminbi Yuan & Bond Fund”), all of which (each a “Fund” and collectively, the “Funds”) are covered by this report. Except for the Inflation Managed Dividend FundTM, each Fund is a non-diversified Fund. The China & Hong Kong Fund began operations on June 30, 1994, the Asia Focus Fund began operations on April 29, 1996, the Global Innovators Fund began operations on December 15, 1998, the Global Energy Fund began operations on June 30, 2004, the Alternative Energy Fund and the Asia Pacific Dividend Fund began operations on March 31, 2006, the Renminbi Yuan & Bond Fund began operations on June 30, 2011, and the Inflation Managed Dividend FundTM began operations on March 30, 2012.

The Alternative Energy Fund’s and Asia Focus Fund’s investment objective is long-term capital appreciation. The Asia Pacific Dividend Fund’s investment objective is to provide investors with dividend income and long-term capital growth. The China & Hong Kong Fund’s investment objective is long-term capital appreciation primarily through investments in securities of China and Hong Kong. The Global Energy Fund’s and Global Innovators Fund’s investment objective is long-term capital appreciation. The Renminbi Yuan & Bond Fund’s investment objective is to seek total return. Total return means the combination of capital appreciation and investment income, which includes changes in the value of the renminbi, the currency of China of which the yuan is the unit. The Inflation Managed Dividend Fund’s investment objective is to seek a moderate level of current income and consistent dividend growth at a rate that exceeds inflation.

Note 2 – Significant accounting policies
The following is a summary of significant accounting policies consistently followed by the Funds. These policies are in conformity with accounting principles generally accepted in the United States of America.

A.
Security Valuation. Securities of the Funds that are traded on a principal exchange (U.S. or foreign) or NASDAQ are valued at the official closing price on each day that the exchanges are open for trading. Securities traded on an exchange for which there have been no sales, and other over-the-counter securities are valued at the mean between the bid and asked prices. Debt securities are valued based on available market quotations received from an independent pricing service approved by the Trust’s Board of Trustees which may utilize both transaction data and market information such as yield, prices of securities of comparable quality, coupon rate, maturity, type of issue, trading characteristics and other market data. Securities for which quotations are not readily available are valued at their respective fair values as determined in good faith by the Funds’ Valuation Committee in accordance with procedures established by the Board of Trustees. In determining fair value, the Funds’ Valuation Committee take into account all relevant factors and available information. Consequently, the price of the security used to calculate its Net Asset Value may differ from quoted or published prices for the same security. Fair value pricing involves subjective judgments and there is no single standard for determining a security’s fair value. As a result, different mutual funds could reasonably arrive at different fair value for the same security. It is possible that the fair value determined for a security is materially different from the value that could be realized upon the sale of that security or from the values that other mutual funds may determine. Short-term investments are stated at cost, combined with accrued interest, which approximates market value. Realized gains and losses from securities transactions are calculated using the identified cost method.

Foreign securities are recorded in the financial statements after translation to U.S. dollars based on the applicable exchange rate at the end of the period. The Funds do not isolate that portion of the results of operations resulting from changes in the currency exchange rate from the fluctuations resulting from changes in the market prices of investments.

GUINNESS ATKINSONTM FUNDS
NOTES TO SCHEDULE OF INVESTMENTS – Unaudited
September 30, 2014

Foreign exchange gain or loss resulting from holding of a foreign currency, expiration of a currency exchange contract, difference in exchange rates between the trade date and settlement date of an investment purchased or sold, and the difference between dividends actually received compared to the amount shown in a Fund’s accounting records on the date of receipt are shown as net realized gains or losses on foreign currency transactions in the respective Fund’s statement of operations.

B.
Security Transactions, Dividend Income and Distributions. Security transactions are accounted for on the trade date. Dividend income and distributions to shareholders are recorded on the ex-dividend date. Realized gains and losses from securities transactions are calculated using the identified cost method.

C.
Concentration of Risk. The Alternative Energy Fund invests substantially in the alternative energy or energy technology sectors. The Asia Focus Fund invests substantially all of its assets in the Asian continent. The Asia Pacific Dividend Fund invests primarily in dividend-producing equity securities of Asia Pacific companies. The China & Hong Kong Fund invests substantially all of its assets in securities that are traded in China or Hong Kong or that are issued by companies that do a substantial part of their business in China. The Global Energy Fund invests substantially in energy companies; the changes in the prices and supplies of oil and other energy fuels may affect the Fund’s investments. The Renminbi Yuan & Bond Fund invests in securities issued by companies economically tied to China, which exposes the Fund to greater market risk and potential monetary losses than if the Fund’s assets were diversified among other regions. The consequences of political, social, or economic changes in the countries or business sectors in which the securities are offered or the issuers conduct their operations may affect the market prices of the Funds' investments and any income generated, as well as the Funds' ability to repatriate such amounts.

Note 3 – Federal Income Tax Information
At September 30, 2014, gross unrealized appreciation and (depreciation) on investments were as follows:

	Alternative Energy Fund	Asia Focus Fund	Asia Pacific Dividend Fund	China & Hong Kong Fund
Cost of investments	$27,930,113	$17,014,447	$3,740,827	$69,533,553
Gross unrealized appreciation	2,292,545	6,006,309	632,642	27,276,323
Gross unrealized depreciation	(9,449,401)	(1,319,133)	(198,895)	(6,495,802)
Net unrealized appreciation (depreciation) on investments	(7,156,856)	4,687,176	433,747	20,780,521

	Global Energy Fund	Global Innovators Fund	Inflation Managed Dividend FundTM	Renminbi Yuan & Bond Fund
Cost of investments	$89,840,001	$117,989,576	$4,649,503	$95,001,405
Gross unrealized appreciation	14,473,875	14,278,853	516,606	818,098
Gross unrealized depreciation	(8,412,888)	(2,303,836)	(81,785)	(509,729)
Net unrealized appreciation (depreciation) on investments	6,060,987	11,975,017	434,821	308,369

Because tax adjustments are calculated annually, the above table does not reflect tax adjustments. For the previous fiscal year's federal income tax information, please refer to the Notes to Financial Statements section in the Funds’ most recent annual report.

GUINNESS ATKINSONTM FUNDS
NOTES TO SCHEDULE OF INVESTMENTS – Unaudited
September 30, 2014

Note 4 – Fair Value Measurements and Disclosures
Fair Value Measurements and Disclosures defines fair value, establishes a framework for measuring fair value in accordance with GAAP, and expands disclosure about fair value measurements. It also provides guidance on determining when there has been a significant decrease in the volume and level of activity for an asset or liability, when a transaction is not orderly, and how that information must be incorporated into a fair value measurement.

Under Fair Value Measurements and Disclosures, various inputs are used in determining the value of the Funds’ investments. These inputs are summarized in the three broad levels listed below:

•	Level 1 – Unadjusted quoted prices in active markets for identical assets or liabilities that the Funds have the ability to access.

•
Level 2 – Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

•
Level 3 – Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Funds’ own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities. The following is a summary of the inputs used, as of September 30, 2014, in valuing the Funds’ assets carried at fair value:

Alternative Energy Fund
Assets Table	Level 1	Level 2	Level 3		Total
Investments, at Value
Common Stocks
Consumer, Non-cyclical	$560,910	$-	$-		$560,910
Energy	10,725,611	-	-		10,725,611
Industrial	5,574,694	-	-	(a)	5,574,694
Utilities	3,912,042	-	-		3,912,042
Total Investments, at Value	20,773,257	-	-		20,773,257
Total Assets	$20,773,257	$-	$-	(a)	$20,773,257

(a)	Applied Intellectual Capital Ltd. fair valued at zero as the company has been delisted since 2009.

GUINNESS ATKINSONTM FUNDS
NOTES TO SCHEDULE OF INVESTMENTS – Unaudited
September 30, 2014

Asia Focus Fund
Assets Table	Level 1	Level 2	Level 3	Total
Investments, at Value
Common Stocks1
Basic Materials	$348,687	$-	$-	$348,687
Communications	2,171,797	-	-	2,171,797
Consumer, Cyclical	3,834,228	-	-	3,834,228
Consumer, Non-cyclical	467,893	-	-	467,893
Energy	3,600,116	-	-	3,600,116
Exchange Traded Funds (“ETFs”)	427,512	-	-	427,512
Financial	2,882,892	-	-	2,882,892
Industrial	3,316,896	-	-	3,316,896
Technology	3,241,972	-	-	3,241,972
Utilities	1,409,630	-	-	1,409,630
Total Investments, at Value	21,701,623	-	-	21,701,623
Total Assets	$21,701,623	$-	$-	21,701,623

Asia Pacific Dividend Fund
Assets Table	Level 1	Level 2	Level 3	Total
Investments, at Value
Common Stocks1
Basic Materials	$118,799	$-	$-	$118,799
Communications	341,709	-	-	341,709
Consumer, Cyclical	791,850	-	-	791,850
Consumer, Non-cyclical	360,442	-	-	360,442
Energy	243,161	-	-	243,161
Financial	1,267,854	-	-	1,267,854
Industrial	589,488	-	-	589,488
Technology	461,271	-	-	461,271
Total Investments, at Value	4,174,574	-	-	4,174,574
Total Assets	$4,174,574	$-	$-	$4,174,574

China & Hong Kong Fund
Assets Table	Level 1	Level 2	Level 3	Total
Investments, at Value
Common Stocks
Communications	$17,732,824	$-	$-	$17,732,824
Consumer, Cyclical	18,017,349	-	-	18,017,349
Consumer, Non-cyclical	1,754,599	-	-	1,754,599
Energy	12,559,595	-	-	12,559,595
Exchange Traded Funds (“ETFs”)	2,457,125	-	-	2,457,125
Financial	19,138,120	-	-	19,138,120
Industrial	9,471,048	-	-	9,471,048
Technology	5,780,856	-	-	5,780,856
Utilities	3,402,558	-	-	3,402,558
Total Investments, at Value	90,314,074	-	-	90,314,074
Total Assets	$90,314,074	$-	$-	$90,314,074

GUINNESS ATKINSONTM FUNDS
NOTES TO SCHEDULE OF INVESTMENTS – Unaudited
September 30, 2014

Global Energy Fund
Assets Table	Level 1	Level 2	Level 3		Total
Investments, at Value
Common Stocks
Energy	$95,783,649	$-	$-	(a)	$95,783,649
Industrial	117,339	-	-		117,339
Total Investments, at Value	95,900,988	-	-		95,900,988
Total Assets	$95,900,988	$-	$-	(a)	$95,900,988

(a)	Cluff Natural Resources warrants fair valued at zero.

Global Innovators Fund
Assets Table	Level 1	Level 2	Level 3	Total
Investments, at Value
Common Stocks
Communications	$17,517,618	$-	$-	$17,517,618
Consumer, Cyclical	4,250,493	-	-	4,250,493
Consumer, Non-cyclical	8,797,091	-	-	8,797,091
Energy	8,516,982	-	-	8,516,982
Financial	17,696,823	-	-	17,696,823
Industrial	25,926,504	-	-	25,926,504
Technology	47,259,082	-	-	47,259,082
Total Investments, at Value	129,964,593	-	-	129,964,593
Total Assets	$129,964,593	$-	$-	$129,964,593

Inflation Managed Dividend FundTM
Assets Table	Level 1	Level 2	Level 3	Total
Investments, at Value
Common Stocks1
Communications	$475,478	$-	$-	$475,478
Consumer, Cyclical	245,690	-	-	245,690
Consumer, Non-cyclical	1,845,967	-	-	1,845,967
Energy	578,907	-	-	578,907
Financial	878,144	-	-	878,144
Industrial	897,414	-	-	897,414
Technology	162,724	-	-	162,724
Total Investments, at Value	5,084,324	-	-	5,084,324
Total Assets	$5,084,324	$-	$-	$5,084,324

GUINNESS ATKINSONTM FUNDS
NOTES TO SCHEDULE OF INVESTMENTS – Unaudited
September 30, 2014

Renminbi Yuan & Bond Fund
Assets Table	Level 1	Level 2	Level 3	Total
Investments, at value
Corporate Bonds:
Basic Materials	$-	$5,660,595	$-	$5,660,595
Communications	-	6,123,208	-	6,123,208
Consumer, Cyclical	-	8,405,182	-	8,405,182
Energy	-	1,628,964	-	1,628,964
Financials	-	60,533,094	-	60,533,094
Government	-	4,059,647	-	4,059,647
Industrial	-	4,537,885	-	4,537,885
Utilities	-	4,361,199	-	4,361,199
Total Investments, at Value	-	95,309,774	-	95,309,774
Total Assets	$-	$95,309,774	$-	$95,309,774

1
Foreign securities traded in foreign exchanges may be adjusted due to a significant change in the value of U.S. traded securities, as measured by the S&P 500 Index. Significant movements were deemed to have occurred at December 31, 2013 and therefore such securities were classified as Level 2. As a result, securities still held by the Asia Focus Fund and Asia Pacific Dividend Fund were transferred from Level 2 into Level 1 with an end of period value of $3,149,167 and $375,339 respectively. There were no securities transferred between Level 2 and Level 1 in the Alternative Energy Fund, China & Hong Kong Fund, Global Energy Fund, Global Innovators Fund, Inflation Managed Divided Fund, and Renminbi Yuan & Bond Fund.

Item 2. Controls and Procedures.

(a)
The Registrant’s President/Chief Executive Officer and Treasurer/Chief Financial Officer have concluded that the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “1940 Act”)) are effective as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rules 15d-15(b) under the Securities Exchange Act of 1934, as amended.

(b)
There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the Registrant's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3. Exhibits.

Separate certifications for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2(a)).  Filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:	Guinness Atkinson Funds

By:	/s/ James J. Atkinson
Title:	James J. Atkinson, Jr., President

Date:	11/26/14

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ James J. Atkinson
(Signature and Title)	James J. Atkinson, Jr., President

Date:	11/26/14

By:	/s/ Rita Dam
(Signature and Title)	Rita Dam, Treasurer

Date:	11/26/14